Total
USCA Premium Buy-Write Fund
USCA Premium Buy-Write Fund
Investment Objective:
The Fund seeks growth of capital and income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USCA Premium Buy-Write Fund	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - USCA Premium Buy-Write Fund		Investor Class Shares	Institutional Class Shares
Management Fees (as a percentage of Assets)		0.78%	0.78%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):		0.85%	0.85%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Expenses (as a percentage of Assets)		1.90%	1.65%
Fee Waiver or Reimbursement	[2]	(0.48%)	(0.48%)
Net Expenses (as a percentage of Assets)		1.42%	1.17%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The ratio of expenses to average net assets in the Fund’s financial highlights includes only the direct operating expenses of the Fund and may not correlate to the Total Annual Fund Operating Expenses in this table.
[2]	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, other than the Adviser (defined below))) will not exceed 1.40% and 1.15% of average daily net assets of Investor Class and Institutional Class shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or the expenses reimbursed, if such recoupment can be achieved within the lower of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees of USCA Fund Trust (the “Trust”), of which the Fund is a series, on 60 days’ written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - USCA Premium Buy-Write Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	145	550	982	2,183
Institutional Class Shares	119	473	852	1,914

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2019, the Fund’s portfolio turnover rate was 96.14% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap companies and exchange-traded funds (“ETFs”) that invest primarily in large-cap common stocks. The Fund defines large-cap as companies with market capitalizations in excess of $5 billion. The Fund sells (writes) call options on a majority of these stocks and ETFs in seeking to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received.
The Adviser selects stocks that it believes will outperform the S&P 500 by screening for relatively attractive levels among the following stock-specific financial metrics: (i) dividend payments, (ii) dividend increases, (iii) payout ratios, (iv) debt coverage ratios, (v) debt levels, (vi) earnings history, (vii) revenue growth, (viii) earnings growth, (ix) stock buybacks, (x) price-to-earnings (P/E) ratios, (xi) forward-looking P/E ratios, (xii) price-to-book value ratios, (xiii) price-to-sales ratios, (xiv) price-to-cash flow ratios, (xv) Altman Z scores (a bankruptcy predictor), (xvi) P/E-to-growth (PEG) ratios, and (xv) betas (a measure of relative volatility of a security compared to the market as a whole). In addition to evaluating these metrics, the Adviser assesses the macro economic environment to determine what sectors of the S&P 500 it believes will underperform and outperform. From these determinants, the Adviser selects stocks it believes have the highest probability of outperforming the S&P 500. The Adviser uses ETFs as a substitute for groups of stocks or to execute sector-based strategies.
To enhance the potential returns of the Fund, as well as to hedge against losses should portfolio securities decline, the Adviser sells call options against the Fund’s portfolio of stocks and ETFs. This strategy is commonly referred to as a “covered call” strategy because the Fund owns the underlying security at the time it sells the option. The Adviser selects call options with various exercise prices and maturities, reflecting the Adviser’s views about the capital appreciation potential of each underlying stock and ETF, as well its view on the U.S. stock market as a whole. The Adviser selects call options it believes will expire worthless or can be repurchased (bought back) later at a lower price.
The Adviser sells stocks and ETFs when it believes they no longer represent the highest probability of outperforming the S&P 500 and will contemporaneously repurchase related written call options. The Adviser also repurchases call options when it believes writing a new call option with a different maturity and/or strike price will produce higher returns. Together, the Adviser’s stock and ETF selection strategy and call writing strategy are intended to produce returns that match or exceed the long-term performance of the S&P 500 while avoiding some of the losses experienced during market declines. The Adviser engages in active trading of the Fund’s portfolio of securities in seeking to achieve the Fund’s investment objective.
When the Adviser determines that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Adviser may also allocate a portion of the Fund’s assets to money market funds and other cash equivalents.
Distribution Policy
The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 4% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. See “Taxes, Dividends and Distributions.”

Principal Investment Risks:
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks may apply to the Fund’s direct investments as well as the Fund’s indirect risks through investing in ETFs.

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Distribution Policy Risk: The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current NAV per share. All or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

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Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in stocks. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETFs are subject to specific risks, depending on the nature of the ETF, including:

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Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with ETFs. ETFs have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to ETFs in which the Fund invests and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of those ETFs may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

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Distressed Market Risk: If the market for securities in which an ETF will invest becomes distressed, the market for the shares of that ETF may become less liquid in response to the deteriorating liquidity in the market for the underlying portfolio holdings of that ETF. This adverse effect on liquidity for shares of that ETF could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

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Market Trading Risk: ETFs face numerous market trading risks, including disruptions to the creation and redemption processes of the ETF, losses from trading in secondary markets, and the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the Fund may sustain losses.

•	High Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

•	Large Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

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Management Risk: The Adviser’s dependence on its process and judgments about the value and potential appreciation of particular securities and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

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Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests. Factors such as economic growth and market conditions, interest rate levels, and political events affect the U.S. securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

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Written Call Options Risk: As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index. (Investor Class shares are not currently available for purchase.) The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.uscashield.com or by calling 1-(844) 877-4539 (USSHLDX).

Institutional Class Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the highest return for a quarter was 5.82% (quarter ended March 31, 2019) and the lowest return for a quarter was -5.60% (quarter ended December 31, 2018).
Institutional Class Average Annual Total Returns (For the period ended December 31, 2019)
Average Annual Total Returns - USCA Premium Buy-Write Fund	Label	1 Year	Since Inception [1]	Inception Date
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	15.45%	Nov. 29, 2016
CBOE BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	CBOE BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	15.68%	7.36%	Nov. 29, 2016
Institutional Class Shares	Institutional Class Return Before Taxes	13.05%	5.42%	Nov. 29, 2016
Institutional Class Shares | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	12.78%	4.58%
Institutional Class Shares | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.92%	3.96%
[1]	The Fund commenced operations on November 29, 2016.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.